Fair Value Measurement (Details) (Recurring [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	$ 727,618	$ 867,489
Derivative financial instruments, net	(23,928)	(10,270)
Total	703,690	857,219
Level 1 [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	584,554	631,155
Total	584,554	631,155
Level 2 [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	143,064	236,334
Derivative financial instruments, net	(23,928)	(10,270)
Total	119,136	226,064
Money market funds [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	485,012	510,711
Money market funds [Member] | Level 1 [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	485,012	510,711
U.S. government treasuries [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	93,387	110,339
U.S. government treasuries [Member] | Level 1 [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	93,387	110,339
Corporate bonds [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	60,923	80,355
Corporate bonds [Member] | Level 2 [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	60,923	80,355
Government guaranteed debt [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	32,689	71,160
Government guaranteed debt [Member] | Level 2 [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	32,689	71,160
U.S. agency securities [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	27,756	57,540
U.S. agency securities [Member] | Level 2 [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	27,756	57,540
Supranational and sovereign debt [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	11,644	10,270
Supranational and sovereign debt [Member] | Level 2 [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	11,644	10,270
Mortgages (including agencies and corporate) [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	5,134	6,395
Mortgages (including agencies and corporate) [Member] | Level 2 [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	5,134	6,395
Asset backed obligations [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	3,417	4,509
Asset backed obligations [Member] | Level 2 [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	3,417	4,509
Commercial paper and certificates of deposit [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	7,656	16,210
Commercial paper and certificates of deposit [Member] | Level 1 [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	6,155	10,105
Commercial paper and certificates of deposit [Member] | Level 2 [Member]
Available-for-sale securities:
Fair Value, Measured on Recurring Basis, Investments	$ 1,501	$ 6,105